RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTIES

NOTE 24 - RELATED PARTIES

a. Transactions with related parties:

	For the year ended December 31,
	2022	2021	2020
	US Dollars in thousands
Payroll, options and payments to related parties employed by the Company	5,378	6,512	1,519
Number of interested parties to which the benefits relate	8	8	8
Payroll to directors	207	25	-
Number of directors	5	4	-
Transactions - associated companies	766	900	3,520
Shareholders – interest expenses, net	-	141	27

b. Balances with related parties:

	December 31,
	2022	2021
	US Dollars in thousands
Receivables – associated companies	983	-
Trade payables – related companies and parties	95	81
Other payables – related companies and parties	42	64

c. Related parties' employment terms:

1)	Employment terms of controlling shareholder and director – Mr. Yair Nechmad – for his service as the Company’s CEO:

Payment of management and consulting fee to Mr. Yair Nechmad for serving as CEO are performed under a November 2016 agreement (in this paragraph (1), the "Agreement"). Under the Agreement, the services are provided by Mr. Nechmad through Yair Nechmad Ltd., which is fully controlled by Mr. Yair Nechmad, in consideration for a management fee at a monthly cost of NIS 50 thousand ($14.5 thousand), and reimbursement of various expenses. In 2020, a one-time NIS 190 thousand ($55 thousand) payment was made to Mr. Nechmad for management fee differentials in respect to a previous period.

On March 10, 2021, the Board of Directors and the general meeting of the shareholders of the Company approved a revision to the terms of engagement between the Company and Mr. Yair Nechmad, effective January 1, 2021, as follows: The management fee of Mr. Yair Nechmad, CEO of the Company, through Yair Nechmad Ltd, was changed to a monthly cost of NIS 150 thousand ($46 thousand), instead of NIS 50 thousand ($15 thousand).

On May 4, 2021, the Board of Directors and general meeting of the Company approved engagement in revised service agreements with Mr. Yair Nechmad, in which the monthly management fee of each of them was revised to NIS 140 thousand ($43 thousand), beginning on the date completing the IPO on the Tel Aviv Stock Exchange, i.e. May 13, 2021. This amount is to increase each calendar year by 2.5% so the payment for each of the 12 months during the year ended December 31, 2022 accounted to NIS 143 thousand ($43 thousand). For information about the share-based payment to Mr. Yair Nechmad, see note 17 above.

The total expenses related to the son of Mr. Nechmad, Mr. Arnon Nechmad, who is employed in 2022, 2021 and 2020 by the subsidiary Nayax Retail Ltd. and as of December 2022 by the subsidiary EV Metter Ltd. was $83 thousand, $42 thousand and $14 thousand, respectively.

Tal Tannenbaum, who became the daughter-in-law of Yair Nechmad in August 2022, has been a part-time employee of the Company since December 2021. Ms. Tannenbaum received compensation of approximately $26 thousand and $22 thousand in 2022 and 2021, respectively. The company granted to Ms. Tannenbaum 500 options in the March 28, 2022 grant.

2)	The employment terms of controlling shareholder and director, Mr. David Ben Avi, for his service as the Company’s CTO:

Payment of management and consulting fee to Mr. David Ben Avi for serving as the Company’s CTO is under a November 2016 agreement (in this paragraph (2), the "Agreement"). Under the Agreement, services are provided by Mr. Ben Aviv through David Ben Avi Holdings Ltd., which is fully controlled by Mr. Ben Avi, in consideration for a monthly management fee at the cost of NIS 50 thousand ($14.5 thousand), and reimbursement of various expenses. In 2020, a one-time NIS 190 thousand ($55 thousand) a payment was made to Mr. David Ben Avi for management fee differentials in respect to previous period.

On March 10, 2021, the Board of Directors and the general meeting of the shareholders of the Company approved a revision to the terms of engagement between the Company and Mr. David Ben-Avi, effective January 1, 2021, as follows: The management fee of Mr. David Ben Avi, CTO of the Company, through David Ben Avi Holdings Ltd, was changed to a monthly cost of NIS 150 thousand ($46 thousand), instead of NIS 50 thousand ($15 thousand).

On May 4, 2021, the Board of Directors and general meeting of the Company approved engagement in revised service agreements with Mr. David Ben Avi, in which the monthly management fee was revised to NIS 140 thousand ($43 thousand), beginning on the date completing the IPO on the Tel Aviv Stock Exchange, i.e. May 13, 2021. This amount is to increase each calendar year by 2.5% so the payment for each of the 12 months during the year ended December 31, 2022 accounted to NIS 143 thousand ($43 thousand).

For information about the share-based payment to Mr. David Ben-Avi, see note 17b5 above.

Mr. Ben Avi's spouse, Ms. Gilat Gordon, who is employed in the Company's Finance Department, was employed in the company until early 2022. The total expenses in 2021 and 2020 was $57 thousand and $60, respectively.

The total expenses related to Mr. Ben Avi’s brother, Shai Ben Avi, who is employed by the Company as chief architect, and to a company wholly-owned by Mr. Ben Avi’s brother in 2022, 2021 and 2020 was $375 thousand, $382 thousand and $256 thousand, respectively. During 2020, the Company allotted 30,000 options to Shai Ben Avi.

The total expenses related to Oded Frenkel, Mr. Ben Avi’s brother-in-law, who is employed by the Company as Chief Customer Officer in 2022, 2021 and 2020 was $236 thousand, $259 thousand and $135 thousand, respectively. During 2021 and 2020, the Company allotted 2,500 options each year to Oded Frenkel.

The total expenses related to Reuven Amar, Mr. Ben Avi’s brother-in-law, who is employed by the Company as Engineering Lab Manager in 2022, 2021 and 2020 was $206 thousand, $193 thousand and $107 thousand, respectively. During 2021 and 2020, the Company allotted 2,500 options each year to Reuven Amar.

3)	Payments to Mr. Amir Nechmad – controlling shareholder and director

In 2021, 2020 and 2019, the amount paid by the Company to Mr. Amir Nechmad for services rendered to the Company by companies under his control including directors' fees amounted to $96 thousand, $187 thousand and $184 thousand, respectively.

Mr. Amir Nechmad, through Ofer R.G Ltd. (a company wholly owned by Mr. Amir Nechmad), provided shareholders' loans to the Company in theperiod ended December 31, 2021 that carried an annual interest of 6%, and with an aggregate amount of $7.6 million. According to the terms of the loan agreements, Ofer R.G Ltd. had a right to call the loans at any time, but provided that the Company received a ten business days' advance notice. In May 2021, the Company fully repaid the above shareholders' loans.

In April 2021, Mr. Amir Nechmad, through Ofer R.G Ltd., provided the Company a $2 million credit line, from which the Company was able to draw at any time. Amounts drawn by the Company, as above, carried annual interest of 6%.

According to the terms of the credit line, Ofer R.G. Ltd had a right to call loans taken at any time, but provided that the Company is provided a ten business days' advance notice.

In June 2021, the Company repaid the full amount it utilized out of the credit line totaling $1.3 million.

4)	Wise-Sec Ltd.:

In May 2018, the Company and its shareholders entered into an agreement with Wise-Sec Ltd. ("Wise-Sec") and its shareholders, where after a six-month period from the signing date on the agreement, the Company and/or its shareholders will acquire the shares of Wise-Sec under the terms set in the agreement. Additionally, under the agreement, the Company extended a loan to Wise-Sec as part of a business collaboration between the parties, including providing the Company the ability to use technologies developed by Wise-Sec.

In January 2019, Mr. Yair Nechmad, Mr. David Ben Avi and Mr. Amir Nechmad, controlling shareholders of the Company, entered into an agreement to acquire the entire share capital of Wise-Sec.

Additionally, in 2020 the Company entered with Wise-Sec into an agreement for the acquisition of Wise-Sec’s patents and intellectual property for NIS 2,676 thousand ($806 thousand).

5)	Directors insurance:

The Company has a directors and office holders insurance policy with limit of liability of NIS 67 million ($20 million) any one occurrence and in the aggregate plus excess limit of $5 million Side A Insurance for the directors & officers only.

6)

On March 9, 2021, the Company's controlling shareholders – Mr. Amir Nechmad, Mr. Yair Nechmad, Yair Nechmad Ltd (for the purpose of the shareholders agreement, Yair Nechmad and Yair Nechmad Ltd are considered as a single shareholder) and Mr. David Ben Avi ("the Controlling Shareholders") – entered into a shareholders' agreement ("the Shareholders' Agreement"). The agreement formalizes the issue of their voting on different matters, including the appointment of directors, and sets certain limitations on the transfer of Company shares, including a first right to offer in relation to the sale of shares on and off a stock exchange, a tag along right and liens on shares. The effective date of the Shareholders' Agreement is September 30, 2020.